Expense Example, No Redemption - FidelityAssetManagerFunds-AMCIZComboPRO - FidelityAssetManagerFunds-AMCIZComboPRO - Fidelity Asset Manager 40%	Nov. 29, 2022 USD ($)
Fidelity Advisor Asset Manager 40% - Class C
Expense Example, No Redemption:
1 Year	$ 162
3 Years	502
5 Years	866
10 Years	1,685
Fidelity Advisor Asset Manager 40% - Class M
Expense Example, No Redemption:
1 Year	455
3 Years	678
5 Years	919
10 Years	1,610
Fidelity Advisor Asset Manager 40% - Class I
Expense Example, No Redemption:
1 Year	58
3 Years	183
5 Years	318
10 Years	714
Fidelity Advisor Asset Manager 40% - Class A
Expense Example, No Redemption:
1 Year	655
3 Years	825
5 Years	1,009
10 Years	1,541
Fidelity Advisor Asset Manager 40% - Class Z
Expense Example, No Redemption:
1 Year	50
3 Years	157
5 Years	274
10 Years	$ 616